Long-term Debt and Finance Lease Obligations - Credit Agreement and Amendments (Details) - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Mar. 31, 2018	May 31, 2017	Nov. 30, 2016	May 31, 2016	Aug. 18, 2015
Debt Instrument [Line Items]
Letters of credit outstanding, aggregate value	$ 1,600,000	$ 1,600,000
Term Loan | Line of Credit
Debt Instrument [Line Items]
Aggregate principal amount					$ 460,000,000.0	$ 200,000,000.0	$ 2,575,000,000.000
Percentage of face value at issuance					99.75%	99.00%	99.50%
Discount percentage					0.25%	1.00%	0.50%
Debt issuance costs							$ 16,300,000
Margin increase (decrease)			(0.25%)	(0.50%)
Amortization rate	1.00%
Borrowings outstanding under the Revolving Credit Facility	$ 3,096,429,000	3,128,852,000
Term Loan | Line of Credit | Eurocurrency
Debt Instrument [Line Items]
Rate floor	1.00%
Interest rate margin	2.50%
Term Loan | Line of Credit | Base Rate
Debt Instrument [Line Items]
Rate floor	2.00%
Interest rate margin	1.50%
Revolving Credit Facility | Line of Credit
Debt Instrument [Line Items]
Long-term line of credit	$ 300,000,000						300,000,000.0
Debt issuance costs							$ 2,700,000
Unused line fee	0.375%
Participation fee	3.25%
Fronting fee	0.125%
Covenant, leverage ratio, maximum	3.50
Borrowings outstanding under the Revolving Credit Facility	$ 0	$ 0
Revolving Credit Facility | Line of Credit | Eurocurrency
Debt Instrument [Line Items]
Rate floor	1.00%
Revolving Credit Facility | Line of Credit | Eurocurrency | Maximum
Debt Instrument [Line Items]
Interest rate margin	3.25%
Revolving Credit Facility | Line of Credit | Eurocurrency | Minimum
Debt Instrument [Line Items]
Interest rate margin	3.00%
Revolving Credit Facility | Line of Credit | Base Rate
Debt Instrument [Line Items]
Rate floor	2.00%
Revolving Credit Facility | Line of Credit | Base Rate | Maximum
Debt Instrument [Line Items]
Interest rate margin	2.25%
Revolving Credit Facility | Line of Credit | Base Rate | Minimum
Debt Instrument [Line Items]
Interest rate margin	2.00%
Period One | Term Loan | Line of Credit
Debt Instrument [Line Items]
Prepayment, excess cash flow	75.00%
Period Two | Term Loan | Line of Credit
Debt Instrument [Line Items]
Prepayment, excess cash flow	50.00%
Period Three | Term Loan | Line of Credit
Debt Instrument [Line Items]
Prepayment, excess cash flow	25.00%
Period Four | Term Loan | Line of Credit
Debt Instrument [Line Items]
Prepayment, excess cash flow	0.00%